Supplement to the
Fidelity® New Markets Income Fund
March 1, 2024
Summary Prospectus

The fund changed its classification from a non-diversified fund to a diversified fund.
NMI-SUSTK-0424-103 1.9886603.103	April 9, 2024
Supplement to the
Fidelity® New Markets Income Fund
Class A, Class M, Class C, Class I, and Class Z
March 1, 2024
Summary Prospectus

The fund changed its classification from a non-diversified fund to a diversified fund.
ANMI-SUSTK-0424-101 1.9910024.101	April 9, 2024